Events After the Reporting Period	6 Months Ended
Jun. 30, 2021
Events after the balance sheet date [Abstract]
Events after the Reporting Period
8.	Events after the Reporting Period

On July 21, 2021, the Company changed its name to Altamira Therapeutics Ltd. Since July 26, 2021, the Company’s common shares are traded under the trading symbol “CYTO”.